OTHER CURRENT ASSETS, NET (Details) (Parenthetical) $ in Thousands, ¥ in Millions		12 Months Ended
	Dec. 30, 2020 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2015	Dec. 31, 2021 CNY (¥)
Gross		$ 66,380	$ 90,556
Shares issued to purchase computer servers | shares	23,876,308
Value of shares issued to purchase computer servers	$ 2,531	8,950	2,531
Loans to third parties		$ 6,723	$ 40,391
Debt instrument interest rate		5.00%	4.35%		5.00%
Sale of equity interest, percentage				75.00%
AM Advertising [Member]
Loans and Leases Receivable, Allowance		$ 8,545	$ 9,259
Am Advertising And Its Subsidiaries Current Assets		23,257	23,947
Third Parties Loan [Member]
Loans and Leases Receivable, Allowance		6,699	40,244
Shareholder Loan [Member]
Debt Instrument, Face Amount | ¥					¥ 88.0
Input VAT receivable
Increase in input VAT receivable		217
Gross		$ 5,379	$ 5,162